Debt - Additional Information (Detail) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 26, 2015	Nov. 30, 2014	Aug. 31, 2014	Mar. 26, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Mar. 21, 2016	Dec. 31, 2013	Dec. 31, 2008
Debt Instrument [Line Items]
Debt instrument, interest rate percentage										6.00%
Convertible preferred stock warrant liability					$ 0	$ 138,000
Debt maturity date					Dec. 31, 2009
Proceeds from issuance of convertible notes, net						9,941,000
Conversion of convertible notes into new Series C convertible preferred stock						10,129,000
Series C Convertible Preferred Stock
Debt Instrument [Line Items]
Exercise price					$ 5.08
Hercules Term Loan
Debt Instrument [Line Items]
Amount outstanding under the agreement						$ 15,000,000
Stated Percentage Rate Range, Maximum						10.25%
Maturity Date Range, End					Jun. 01, 2017
Unamortized debt discount					$ 466,000
Beginning period for interest payments					Jan. 01, 2015
Frequency of Periodic Payment					Monthly principal and interest payments
Beginning period for interest payments					Jan. 31, 2014
Exercisable from Issuance					10 years
Exercisable after an IPO					5 years
Convertible preferred stock warrant liability					$ 158,000
Fair value of warrant assumption, expected term					2 years
Fair value of warrant assumption, expected volatility					30.00%
Fair value of warrant assumption, risk-free interest rate					0.40%
Fair value of warrant assumption, expected dividend yield					0.00%
Hercules Term Loan | Series C Convertible Preferred Stock
Debt Instrument [Line Items]
Vested and exercisable warrant to purchase					128,231
Exercise price					$ 5.84
Hercules Term Loan | First 12 months
Debt Instrument [Line Items]
Prepayment penalty					5.00%
Hercules Term Loan | Thereafter Until Maturity
Debt Instrument [Line Items]
Prepayment penalty					1.00%
Hercules Term Loan | Prime Rate
Debt Instrument [Line Items]
Spread on interest rate					7.00%
CRG Term Loan
Debt Instrument [Line Items]
Frequency of Periodic Payment					Quarterly
Maximum borrowing capacity	$ 50,000,000
Current borrowing capacity	30,000,000
Remaining borrowing capacity	20,000,000
Debt drawn	$ 30,000,000
Debt maturity date					Jun. 26, 2020
Line of credit facility, covenant terms					On March 24, 2016, the Company and CRG executed an amendment to the original terms of the CRG Term Loan such that, with regard to the conditions for borrowing the remaining $20.0 million available under the CRG Term Loan, the Company may, at its election, draw down (i) an amount of either $10.0 million or $15.0 million in up to two advances upon achievement of a minimum of $15.0 million of aggregate product and service revenue during any consecutive 12 month period ending on or before March 31, 2016 and (ii) an additional $5.0 million (or $10.0 million, if the previous draw made was only in an amount of $10.0 million) upon achievement of a minimum of $25.0 million of aggregate product and service revenue during any consecutive 12 month period ending on or before December 31, 2016 and upon execution of the first sales contract of the Company’s second generation product.
Facility fee	7.00%
CRG Term Loan | Subsequent Event
Debt Instrument [Line Items]
Proceeds from term loan				$ 40,000,000
Post Money Valuation Minimum Amount							$ 120,000,000
CRG Term Loan | Subsequent Event | Milestone One
Debt Instrument [Line Items]
Remaining borrowing capacity							10,000,000
Debt drawn								$ 10,000,000
Required minimum gross revenue							15,000,000
CRG Term Loan | Subsequent Event | Milestone Two
Debt Instrument [Line Items]
Remaining borrowing capacity							5,000,000
Debt drawn								$ 15,000,000
Required minimum gross revenue							$ 25,000,000
CRG Term Loan | First 12 months
Debt Instrument [Line Items]
Debt instrument, interest rate percentage	12.50%
Prepayment penalty	3.00%
Debt instrument cash interest rate percentage	8.00%
Deferred payment in-kind interest rate	4.50%
CRG Term Loan | After Year 1 but on or Before Year 2
Debt Instrument [Line Items]
Debt instrument, interest rate percentage	12.50%
Prepayment penalty	2.00%
Debt instrument cash interest rate percentage	8.00%
Deferred payment in-kind interest rate	4.50%
CRG Term Loan | After Year 2 but on or Before Year 3
Debt Instrument [Line Items]
Debt instrument, interest rate percentage	12.50%
Prepayment penalty	1.00%
CRG Term Loan | After Year 3 Thereafter Until Maturity
Debt Instrument [Line Items]
Prepayment penalty	0.00%
2014 Convertible Promissory Notes
Debt Instrument [Line Items]
Aggregate principal amount			$ 10,000,000
Additional borrowing capacity			1,500,000
Proceeds from issuance of convertible notes, net		$ 6,100,000	$ 3,900,000
Interest rate					8.00%
Maturity date					2015-11
Conversion of convertible notes into new Series C convertible preferred stock					$ 10,200,000
Longer outstanding					0
Debt instrument available for issuance					0
2014 Convertible Promissory Notes | Series C Convertible Preferred Stock
Debt Instrument [Line Items]
Unamortized debt discount					$ 0	$ 44,000			$ 0
Exercise price					$ 5.84
Stock issued convertible debt					1,739,405	1,739,405
Deferred Payment In-Kind Interest | Hercules Term Loan
Debt Instrument [Line Items]
Debt instrument, interest rate percentage					1.50%